Expense Example - BlackRock Capital Appreciation V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,142
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	$ 1,423